ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	December 31, 2015	December 31, 2016
	RMB	RMB
Accrued payroll and welfare	18,589	35,470
Tax payable	190,393	406,698
Accrued IPO related expense	22,087	—
Accrued customer incentives and Yiren coins	35,633	54,731
Accrued advertisement expense	12,677	55,463
Other accrued expenses	8,792	11,803

Total accrued expenses and other current liabilities	288,171	564,165